Income Taxes (Narrative) (Details) (USD $)	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0
Operating Loss Carryforwards, Valuation Allowance	0
Undistributed Earnings Of Foreign Subsidiaries	$ 14,400,000